OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Other current liabilities

	December 31,
	2021	2020
Accrued payroll	1,956	742
Accrued professional services	1,093	1,037
Accrued CARES Act FICA deferral	587	589
Accrued sublease liability	211	688
Other	3,626	3,034

	$7,473	$6,090